Derivative Financial Instruments - Summary of Notional Amounts and Fair Values of Financial Instruments Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2015	Mar. 01, 2014
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, notional amount	$ 1,283	$ 771
Derivative asset, fair value, gross asset	91	7
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(35)	(28)
Derivative Liability, Notional Amount	788	1,376
Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	1
Designated as Hedging Instrument [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(26)	(8)
Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	30	0
Not Designated as Hedging Instrument [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(5)	(4)
Not Subject to Hedge Accounting [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	61	6
Not Subject to Hedge Accounting [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(4)	(16)
Currency option contracts, premiums, fair value [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability		(1)
Derivative Liability, Notional Amount		0
Currency option contracts, premiums, fair value [Member] | Designated as Hedging Instrument [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability		(1)
Currency option contracts, premiums, fair value [Member] | Not Designated as Hedging Instrument [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability		0
Currency option contracts, premiums, fair value [Member] | Not Subject to Hedge Accounting [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability		0
Currency forward contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, notional amount	1,171	585
Derivative asset, fair value, gross asset	80	5
Currency forward contracts [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(21)	(26)
Derivative Liability, Notional Amount	654	1,304
Currency forward contracts [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset		0
Currency forward contracts [Member] | Designated as Hedging Instrument [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(13)	(7)
Currency forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	19	0
Currency forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(4)	(4)
Currency forward contracts [Member] | Not Subject to Hedge Accounting [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	61	5
Currency forward contracts [Member] | Not Subject to Hedge Accounting [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(4)	(15)
Currency option contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, notional amount	112	186
Derivative asset, fair value, gross asset	11	2
Currency option contracts [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(14)	(2)
Derivative Liability, Notional Amount	134	72
Currency option contracts [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset		1
Currency option contracts [Member] | Designated as Hedging Instrument [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(13)	(1)
Currency option contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	11	0
Currency option contracts [Member] | Not Designated as Hedging Instrument [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(1)	0
Currency option contracts [Member] | Not Subject to Hedge Accounting [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	1
Currency option contracts [Member] | Not Subject to Hedge Accounting [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	$ 0	$ (1)